First Trust Active Global Quality Income ETF Performance Management - First Trust Active Global Quality Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]	On October 23, 2023, the First Trust Dynamic Europe Equity Income Fund, a Massachusetts business trust registered as a closed-end management investment company (the “Target Fund”), approved an Agreement and Plan of Reorganization (the “Plan”) by and between the Target Fund, and the Trust, on behalf the Fund, pursuant to which the Target Fund would (i) transfer all of its assets to the Fund in exchange solely for newly issued shares of the Fund and the Fund’s assumption of all of the liabilities of the Target Fund, and (ii) immediately distribute such newly issued shares of the Fund to shareholders of the Target Fund (the “Reorganization”). The Reorganization took place on November 21, 2023. As a result of the Reorganization, the Fund has assumed the performance history of the Target Fund. Prior to the consummation of the Reorganization, the Fund had no performance history. However, the Target Fund and Fund have a number of differences, including investment policies and practices, and that the Target Fund was a closed-end fund which utilized leverage, while the Fund is an exchange-traded fund which does not utilize leverage. Therefore, any Fund performance and historical returns shown below, prior to the consummation of the Reorganization on November 21, 2023, reflect the performance of the Target Fund and are not indicative of the performance that the Fund utilizing its current investment strategy would have generated. Additionally, the Target Fund’s past performance is not indicative of how the Fund will, or is expected to, perform in the future.The bar chart and table below illustrate the annual calendar year returns of the Fund (having assumed the performance of the Target Fund) based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance (having assumed the performance of the Target Fund) from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of a market index and two broad-based securities market indices. The Fund’s updated performance information is accessible on the Fund’s website at http://www.ftportfolios.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below illustrate the annual calendar year returns of the Fund (having assumed the performance of the Target Fund) based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance (having assumed the performance of the Target Fund) from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of a market index and two broad-based securities market indices.
Bar Chart [Heading]	First Trust Active Global Quality Income ETF <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter21.30%December 31, 2022Worst Quarter-33.44%March 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for an index do not include expenses, which are deducted from Fund returns, or taxes.
Performance Availability Website Address [Text]	http://www.ftportfolios.com
First Trust Active Global Quality Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.30%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020